Fair Value Measurements - Changes in balances of Level 3 financial assets carried at fair value (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 1,799	$ 3,092	$ 2,835	$ 1,799
Total realized/unrealized gains (losses) included in Net income		(17)	8	(20)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		59	72	(35)
Purchases and issuances		558	1,141	1,422
Sales and settlements		(443)	(448)	(354)
Transfer into Level 3		495	136	223
Transfer out of Level 3		(774)	(652)	(200)
Financial assets, Ending Balance		2,970	3,092	2,835
Total fixed maturities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	1,694	2,816	2,623	1,694
Total realized/unrealized gains (losses) included in Net income		(16)	0	(16)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		59	72	(35)
Purchases and issuances		523	1,105	1,316
Sales and settlements		(431)	(446)	(350)
Transfer into Level 3		486	114	203
Transfer out of Level 3		(760)	(652)	(189)
Financial assets, Ending Balance		2,677	2,816	2,623
U.S. government agency
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	8	15	8	8
Total realized/unrealized gains (losses) included in Net income		3	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(3)	7	0
Purchases and issuances		0	0	0
Sales and settlements		0	0	0
Transfer into Level 3		0	0	0
Transfer out of Level 3		0	0	0
Financial assets, Ending Balance		15	15	8
States, municipalities and political subdivisions
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	72	65	59	72
Total realized/unrealized gains (losses) included in Net income		0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		4	6	(3)
Purchases and issuances		0	0	0
Sales and settlements		(3)	(3)	(2)
Transfer into Level 3		0	10	0
Transfer out of Level 3		(2)	(7)	(8)
Financial assets, Ending Balance		64	65	59
Residential MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	99	128	161	99
Total realized/unrealized gains (losses) included in Net income		(6)	3	(5)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(7)	(3)	(4)
Purchases and issuances		0	0	0
Sales and settlements		(13)	(18)	(18)
Transfer into Level 3		49	36	106
Transfer out of Level 3		(24)	(51)	(17)
Financial assets, Ending Balance		127	128	161
Commercial MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	34	29	48	34
Total realized/unrealized gains (losses) included in Net income		0	2	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	0	0
Purchases and issuances		0	0	14
Sales and settlements		(3)	(13)	0
Transfer into Level 3		1	3	0
Transfer out of Level 3		(17)	(11)	0
Financial assets, Ending Balance		10	29	48
Collateralized loan obligations
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	142	14	85	142
Total realized/unrealized gains (losses) included in Net income		(5)	(4)	(2)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		17	4	(9)
Purchases and issuances		0	0	24
Sales and settlements		0	0	(11)
Transfer into Level 3		135	14	2
Transfer out of Level 3		(113)	(85)	(61)
Financial assets, Ending Balance		48	14	85
Other asset-backed securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	398	1,030	543	398
Total realized/unrealized gains (losses) included in Net income		(10)	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		14	5	(1)
Purchases and issuances		296	727	292
Sales and settlements		(282)	(162)	(171)
Transfer into Level 3		173	23	69
Transfer out of Level 3		(152)	(106)	(44)
Financial assets, Ending Balance		1,069	1,030	543
Corporate and other
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	941	1,535	1,719	941
Total realized/unrealized gains (losses) included in Net income		2	(1)	(9)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		34	53	(18)
Purchases and issuances		227	378	986
Sales and settlements		(130)	(250)	(148)
Transfer into Level 3		128	28	26
Transfer out of Level 3		(452)	(392)	(59)
Financial assets, Ending Balance		1,344	1,535	1,719
Equity securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	105	276	212	105
Total realized/unrealized gains (losses) included in Net income		(1)	8	(4)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	0	0
Purchases and issuances		35	36	106
Sales and settlements		(12)	(2)	(4)
Transfer into Level 3	$ 20	9	22	20
Transfer out of Level 3		(14)	0	(11)
Financial assets, Ending Balance		$ 293	$ 276	$ 212